Revenue from Contracts with Customers (Details 2) - Revenue From Major Customers [Member] $ in Thousands	12 Months Ended
Dec. 31, 2018 TWD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 307,634,389
Display [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	290,784,754
Energy [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	16,849,635
Customer A [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	35,358,013
Customer A [Member] | Display [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	35,358,013
Other Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	272,276,376
Other Customers [Member] | Display [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	255,426,741
Other Customers [Member] | Energy [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 16,849,635